Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses

NOTE 4 – PREPAID EXPENSES

Prepaid expenses amounted to $1,784 at March 31, 2021 and at December 31, 2020. Prepaid expenses include prepayments in cash for accounting fees, prepayments in equity instruments, which are being amortized over the terms of their respective agreements, as well as cost associated with certain contract liabilities. The current portion consists of costs paid for future services which will occur within a year.

NOTE 4 – PREPAID EXPENSES

Prepaid expenses amounted to $1,784 and $18,596 at December 31, 2020 and 2019, respectively. Prepaid expenses include prepayments in cash for accounting fees, prepayments in equity instruments, which are being amortized over the terms of their respective agreements, as well as cost associated with certain contract liabilities. The current portion consists of costs paid for future services which will occur within a year.